Available-For-Sale Securities	12 Months Ended
Sep. 30, 2011
Available-For-Sale Securities [Abstract]
Available-For-Sale Securities

Note 5 —	Available-For-Sale Securities

Available-for-sale securities consist of the following interest-bearing investments:

	As of September 30, 2011
		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value

Money market funds	$510,711	$—	$—	$510,711
U.S. government treasuries	110,021	318	—	110,339
Corporate bonds	80,517	400	562	80,355
Government guaranteed debt	70,725	435	—	71,160
U.S. agency securities	57,232	308	—	57,540
Supranational and sovereign debt	10,247	23	—	10,270
Mortgages (including agencies and corporate)	7,576	—	1,181	6,395
Asset backed obligations	5,469	—	960	4,509
Commercial paper and certificates of deposit	17,092	—	882	16,210

Total(1)	$869,590	$1,484	$3,585	$867,489

(1)	Available-for-sale securities are classified as short-term interest-bearing investments on the Company’s balance sheet, except for $525,390 of securities with maturities from date of acquisition of 90 days or less which are included in cash and cash equivalents as of September 30, 2011.

	As of September 30, 2010
		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value

Money market funds	$867,335	$—	$—	$867,335
U.S. government treasuries	111,685	227	—	111,912
Corporate bonds	59,247	728	1,233	58,742
Government guaranteed debt	100,832	1,280	—	102,112
U.S. agency securities	64,837	887	—	65,724
Supranational and sovereign debt	23,672	99	—	23,771
Mortgages (including agencies and corporate)	21,062	372	2,486	18,948
Asset backed obligations	8,230	—	1,083	7,147
Commercial paper and certificates of deposit	19,414	—	112	19,302

Total(2)	$1,276,314	$3,593	$4,914	$1,274,993

(2)	Available-for-sale securities are classified as short-term interest-bearing investments on the Company’s balance sheet, except for $877,889 of securities with maturities from date of acquisition of 90 days or less which are included in cash and cash equivalents as of September 30, 2010.

As of September 30, 2011, the unrealized losses were primarily due to credit market conditions and interest rate movements. A significant portion of the unrealized losses has been in a continuous loss position for 12 months or greater. The Company assessed whether such unrealized losses for the investments in its portfolio were other-than-temporary. Based on this assessment, an immaterial credit loss was recognized through earnings in fiscal 2011, 2010 and 2009. As of September 30, 2011, unrealized losses of $718 related to other-than-temporarily impaired securities are included in accumulated other comprehensive (loss) income.

The following table presents a cumulative roll forward of credit losses recognized in earnings as of September 30, 2011:

Balance as of October 1, 2009	$1,757
Credit losses on debt securities for which an other-than-temporary impairment was not previously recognized	198
Additional credit losses on debt securities for which an other-than-temporary impairment was previously recognized	562
Reductions for securities realized during the period	(930)

Balance as of September 30, 2010	1,587
Credit losses on debt securities for which an other-than-temporary impairment was not previously recognized	73
Additional credit losses on debt securities for which an other-than-temporary impairment was previously recognized	289
Reductions for securities realized during the period	(1,221)

Balance as of September 30, 2011	$728

As of September 30, 2011, the Company’s available-for-sale securities had the following maturity dates:

Market Value

within one year	$672,112
1 to 2 years	138,223
2 to 3 years	38,655
3 to 4 years	3,479
Thereafter	15,020

$867,489